Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment [Abstract]
Schedule of Property and Equipment	Property and equipment as of December 31, 2023 and 2022 are summarized as follows:
	December 31, 2023	December 31, 2022
Land	$363,416	$361,193
Construction-in-Progress	7,400,000	-
Buildings and leasehold improvements	2,227,431	2,226,687
Machinery and equipment	1,138,675	1,116,789
Office equipment	174,797	173,766
	11,304,319	3,878,435
Less: accumulated depreciation	(3,335,041)	(3,304,457)
Property and equipment, net	$7,969,278	$573,978